PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Land	$ 1,693	$ 1,493
Buildings and improvements	7,104	6,491
Furniture and equipment	2,219	2,159
Automobiles	64	64
Property, Plant and Equipment, Gross	11,080	10,207
Less: accumulated depreciation	5,845	5,578
Balance at end of year	$ 5,235	$ 4,629